Prepayments and other current assets	12 Months Ended
Dec. 31, 2017
Prepayments and other current assets
Prepayments and other current assets

6. Prepayments and other current assets

Prepayments and other current assets consist of the following:

	As of December 31,
	2016	2017
	RMB	RMB
Prepaid advertising expenses, rentals and others	34,708	136,603
Deposits	11,582	20,506
Staff advances	463	1,321
Deductible VAT input	3,662	2,597

Total	50,415	161,027